Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	47,541,682	46,993,998
Ordinary shares, shares outstanding	45,449,306	44,901,622
Treasury stock, shares	2,092,376	2,092,376